INCOME TAXES (Schedule of Israel and International Components of Income before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 11,382	$ 12,224	$ 17,474
Israel [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	14,021	15,377	16,648
International [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ (2,639)	$ (3,153)	$ 826